Description of Organization and Business Operations (Details) - USD ($)		3 Months Ended	9 Months Ended
	May 18, 2020	Mar. 31, 2020	Sep. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Payments of offering costs			$ 435,036
Reimbursement by underwriters		$ 900,000	$ 900,000
Minimum percentage of fair market value on net assets in Trust Account in initial business combination		80.00%	80.00%
Minimum net tangible assets to be maintained to consummation of business combination.		$ 5,000,001	$ 5,000,001
Maximum interest to pay dissolution expenses		$ 100,000	$ 100,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	69,000,000	60,000,000	69,000,000
Share price	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of shares	$ 690,000,000
Payments of offering costs			$ 37,748,594
Underwriting fees			12,900,000
Reimbursement by underwriters			900,000
Deferred underwriting fees			24,150,000
Other offering costs			698,594
Cash held outside of Trust Account			$ 1,675,265
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	9,000,000	69,000,000	9,000,000
Over-allotment option | Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants		$ 15,800,000
Number of warrants to purchase shares issued (in shares)		10,533,333
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 1.50	$ 1.50
Proceeds from issuance of warrants		$ 14,000,000	$ 15,800,000
Number of warrants to purchase shares issued (in shares)		9,333,333	10,533,333